UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRETEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2006

 [LOGO OF USAA]
    USAA(R)

                           USAA GROWTH and
                                TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                              MARKET
   AMOUNT                                                                            COUPON                             VALUE
    (000)    SECURITY                                                                  RATE          MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (52.0%)

             TAX-EXEMPT BONDS (51.9%)

             ARIZONA (1.2%)
   $2,250    Univ. Medical Center Corp. Hospital RB, Series 2005                       5.00%        7/01/2035        $  2,287
                                                                                                                     --------
             ARKANSAS (1.4%)
    2,500    Conway Health Facilities Board Hospital RB, Series 1999A                  6.40         8/01/2029           2,670
                                                                                                                     --------
             CALIFORNIA (1.2%)
    1,000    Public Works Board RB, Series 2004F                                       5.00        11/01/2029           1,039
    4,435    West Contra Costa USD GO, Series D (INS)                                  5.05(a)      8/01/2034           1,195
                                                                                                                     --------
                                                                                                                        2,234
                                                                                                                     --------
             COLORADO (0.3%)
      500    Univ. of Colorado Hospital Auth. RB, Series 2006A                         5.00        11/15/2037             508
                                                                                                                     --------
             CONNECTICUT (3.2%)
    6,000    Mashantucket (Western) Pequot Tribe RB, Series 1997B(b)                   5.75         9/01/2027           6,150
                                                                                                                     --------
             GEORGIA (2.5%)
    4,500    Atlanta Airport RB, Series 2000A (INS)(PRE)(c)                            5.60         1/01/2030           4,824
                                                                                                                     --------
             HAWAII (0.6%)
    1,000    State GO, Series 2003DA (INS)                                             5.25         9/01/2019           1,084
                                                                                                                     --------
             INDIANA (0.8%)
             Health and Educational Facility Auth. RB,
      550       Series 2006A                                                           5.25         2/15/2036             578
    1,000       Series 2006A                                                           5.00         2/15/2039           1,023
                                                                                                                     --------
                                                                                                                        1,601
                                                                                                                     --------
             LOUISIANA (0.7%)
    1,225    Local Government Environmental Facilities and
                Community Development Auth. RB, Series 2000 (INS)                      6.55         9/01/2025           1,364
                                                                                                                     --------
             MAINE (1.7%)
    3,000    Health and Higher Educational Facilities Auth. RB, Series 2000C (INS)     5.75         7/01/2030           3,230
                                                                                                                     --------
             MASSACHUSETTS (1.3%)
    2,455    Water Pollution Abatement Trust RB, Series 11                             4.50         8/01/2035           2,459
                                                                                                                     --------
             MICHIGAN (6.0%)
    4,000    Detroit Sewage Disposal RB, Series 1999A (INS)(PRE)(c)                    5.75         7/01/2026           4,305
             Hospital Finance Auth. RB,
    4,000       Series 1996                                                            6.25        10/01/2027           4,084
    3,000       Series 2005 (INS)                                                      5.00        11/15/2026           3,143
                                                                                                                     --------
                                                                                                                       11,532
                                                                                                                     --------
             MISSOURI (0.8%)
    1,500    Health and Educational Facility Auth. RB, Series 2005A                    5.38         2/01/2035           1,560
                                                                                                                     --------
             MONTANA (0.5%)
             Facility Finance Auth. RB,
      560       Series 2002 (Providence Services) (INS)(PRE)                           4.75        12/01/2021             593
      440       Series 2002 (Providence Services) (INS)                                4.75        12/01/2021             452
                                                                                                                     --------
                                                                                                                        1,045
                                                                                                                     --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                              MARKET
   AMOUNT                                                                            COUPON                             VALUE
    (000)    SECURITY                                                                  RATE          MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------
             NEW JERSEY (0.5%)
  $ 1,000    Middlesex County Improvement Auth. RB, Series 2004A                       5.00%        8/15/2023        $  1,033
                                                                                                                     --------
             NEW MEXICO (0.5%)
    1,000    Farmington PCRB, Series 2003B                                             4.88         4/01/2033           1,013
                                                                                                                     --------
             NEW YORK (8.9%)
             Dormitory Auth. RB,
    2,000       Mortgage Hospital Kaleida Health (INS)(d)                              4.70         2/15/2035           2,006
    1,000       Mortgage Hospital Special Surgery (INS)                                4.50         8/15/2025           1,011
             Metropolitan Transportation Auth. RB,
    4,000       Series 2000A (PRE)                                                     6.00         4/01/2030           4,330
    3,000       Series F                                                               5.00        11/15/2030           3,134
             New York City GO,
    2,395       Series 2000A (PRE)                                                     6.00         5/15/2020           2,620
      295       Series 2000A                                                           6.00         5/15/2020             319
    1,500    New York City Housing Development Corp. RB, Series 2005A
                (Capital Funding Project) (INS)                                        5.00         7/01/2025           1,592
    1,000    New York City IDA Civic Facility RB, Series 2005B-2
                (Ethical Culture School) (INS)                                         4.50         6/01/2035           1,002
    1,000    State Environmental Facilities Corp. RB, Series 2004E                     5.00         6/15/2025           1,058
                                                                                                                     --------
                                                                                                                       17,072
                                                                                                                     --------
             NORTH CAROLINA (0.8%)
    1,500    Charlotte-Mecklenberg Hospital Auth. RB, Series 2005A                     4.88         1/15/2032           1,531
                                                                                                                     --------
             OHIO (1.4%)
    2,470    State Univ. General Receipt Bonds, Series 2003B                           5.25         6/01/2017           2,670
                                                                                                                     --------
             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp. SFH RB, Series 15-A                    6.85        10/01/2024             205
                                                                                                                     --------
             TEXAS (12.5%)
    4,000    Houston Utility Systems RB, Series 2004A (INS)                            5.13         5/15/2028           4,219
    5,675    Lewisville RB, Series 1998B (INS)                                         5.80         9/01/2025           6,425
    2,330    Northwest ISD GO (NBGA)                                                   6.38(a)      8/15/2032             475
   27,940    Northwest ISD GO (NBGA)(PRE)                                              6.38(a)      8/15/2032           5,768
    2,000    Pflugerville GO, Series 2003A (INS)                                       5.00         8/01/2028           2,080
    1,500    Public Finance Auth. RB, Series A (INS)(d)                                5.00         2/15/2036           1,518
    3,420    San Antonio Water System RB, Series 2002A (INS)                           5.50         5/15/2018           3,707
                                                                                                                     --------
                                                                                                                       24,192
                                                                                                                     --------
             WASHINGTON (1.3%)
    1,500    Economic Development Finance Auth. RB (INS)                               5.00         6/01/2038           1,555
    1,000    Vancouver Downtown Redevelopment Auth. RB, Series 2003A (INS)             5.00         1/01/2023           1,017
                                                                                                                     --------
                                                                                                                        2,572
                                                                                                                     --------
             WISCONSIN (3.7%)
      500    Muskego Norway School District GO (INS)(PRE)                              5.00         4/01/2022             534
    6,030    Univ. of Wisconsin Hospitals and Clinics Auth. RB,
                Series 2000 (INS)(PRE)                                                 6.13         4/01/2021           6,589
                                                                                                                     --------
                                                                                                                        7,123
                                                                                                                     --------
             Total Tax-Exempt Bonds (cost: $93,746)                                                                    99,959
                                                                                                                     --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.1%)

             MONEY MARKET FUNDS (0.1%)
             -------------------------
  243,850    SSgA Tax Free Money Market Fund, 4.98%(e)                            $    244
                                                                                  --------
             Total Tax-Exempt Money Market Instruments (cost: $244)                    244
                                                                                  --------
             Total Tax-Exempt Securities (cost: $93,990)                           100,203
                                                                                  --------
             BLUE CHIP STOCKS (49.2%)

             CONSUMER DISCRETIONARY (5.1%)
             -----------------------------
             ADVERTISING (0.1%)
    4,210    Interpublic Group of Companies, Inc.*                                      38
    1,600    Omnicom Group, Inc.                                                       140
                                                                                  --------
                                                                                       178
                                                                                  --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    3,700    Coach, Inc.*                                                              112
    1,000    Liz Claiborne, Inc.                                                        37
      880    VF Corp.                                                                   62
                                                                                  --------
                                                                                       211
                                                                                  --------
             APPAREL RETAIL (0.2%)
    5,050    Gap, Inc.                                                                  85
    3,480    Limited Brands, Inc.                                                       89
    4,600    TJX Companies, Inc.                                                       123
                                                                                  --------
                                                                                       297
                                                                                  --------
             AUTO PARTS & EQUIPMENT (0.0%)(f)
     700     Johnson Controls, Inc.                                                     50
                                                                                  --------
             AUTOMOBILE MANUFACTURERS (0.2%)
   17,880    Ford Motor Co.                                                            150
    5,650    General Motors Corp.                                                      165
                                                                                  --------
                                                                                       315
                                                                                  --------
             AUTOMOTIVE RETAIL (0.0%)(f)
     600     AutoZone, Inc.*                                                            54
                                                                                  --------
             BROADCASTING & CABLE TV (0.6%)
    7,460    CBS Corp. "B"                                                             213
    4,700    Clear Channel Communications, Inc.                                        137
   20,515    Comcast Corp. "A"*                                                        718
      820    EW Scripps Co. "A"                                                         37
    2,000    Univision Communications, Inc. "A"*                                        69
                                                                                  --------
                                                                                     1,174
                                                                                  --------
             CASINOS & GAMING (0.1%)
    3,230    International Game Technology, Inc.                                       125
                                                                                  --------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    3,000    Best Buy Co., Inc.                                                        141
    1,400    Circuit City Stores, Inc.                                                  33
    1,310    RadioShack Corp.                                                           24
                                                                                  --------
                                                                                       198
                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             DEPARTMENT STORES (0.4%)
      700    Dillard's, Inc. "A"                                                  $     22
    5,340    Federated Department Stores, Inc.                                         203
    2,075    J.C. Penney Co., Inc.                                                     131
    3,290    Kohls Corp.*                                                              206
      740    Nordstrom, Inc.                                                            27
      500    Sears Holdings Corp.*                                                      72
                                                                                  --------
                                                                                       661
                                                                                  --------
             DISTRIBUTORS (0.0%)(f)
    1,670    Genuine Parts Co.                                                          69
                                                                                  --------
             FOOTWEAR (0.0%)(f)
      750    NIKE, Inc. "B"                                                             61
                                                                                  --------
             GENERAL MERCHANDISE STORES (0.3%)
    1,000    Big Lots, Inc.*                                                            18
    3,000    Dollar General Corp.                                                       39
    1,880    Family Dollar Stores, Inc.                                                 48
    7,900    Target Corp.                                                              382
                                                                                  --------
                                                                                       487
                                                                                  --------
             GOLD (0.1%)
      600    Freeport-McMoRan Copper & Gold, Inc. "B"                                   35
    3,960    Newmont Mining Corp.                                                      203
                                                                                  --------
                                                                                       238
                                                                                  --------
             HOME FURNISHINGS (0.0%)(f)
    2,000    Leggett & Platt, Inc.                                                      46
                                                                                  --------
             HOME IMPROVEMENT RETAIL (0.6%)
   19,960    Home Depot, Inc.                                                          684
   14,770    Lowe's Companies, Inc.                                                    400
    1,100    Sherwin-Williams Co.                                                       57
                                                                                  --------
                                                                                     1,141
                                                                                  --------
             HOMEBUILDING (0.1%)
    1,200    Centex Corp.                                                               61
    2,600    D.R. Horton, Inc.                                                          57
      730    KB Home                                                                    31
    1,350    Lennar Corp. "A"                                                           61
    2,060    Pulte Homes, Inc.                                                          61
                                                                                  --------
                                                                                       271
                                                                                  --------
             HOMEFURNISHING RETAIL (0.1%)
    2,680    Bed Bath & Beyond, Inc.*                                                   90
                                                                                  --------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
    3,030    Carnival Corp.                                                            127
    3,155    Hilton Hotels Corp.                                                        80
    3,250    Marriott International, Inc. "A"                                          122
    1,400    Starwood Hotels and Resorts, Inc.                                          75
                                                                                  --------
                                                                                       404
                                                                                  --------
             HOUSEHOLD APPLIANCES (0.1%)
      525    Snap-On, Inc.                                                              23
      680    Stanley Works                                                              32
      750    Whirlpool Corp.                                                            61
                                                                                  --------
                                                                                       116
                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HOUSEWARES & SPECIALTIES (0.1%)
    1,400    Fortune Brands, Inc.                                                 $    102
    2,630    Newell Rubbermaid, Inc.                                                    71
                                                                                  --------
                                                                                       173
                                                                                  --------
             LEISURE PRODUCTS (0.1%)
      900    Brunswick Corp.                                                            26
    1,700    Hasbro, Inc.                                                               35
    3,730    Mattel, Inc.                                                               70
                                                                                  --------
                                                                                       131
                                                                                  --------
             MOTORCYCLE MANUFACTURERS (0.1%)
    2,610    Harley-Davidson, Inc.                                                     153
                                                                                  --------
             MOVIES & ENTERTAINMENT (0.9%)
   21,950    News Corp. "A"                                                            418
   41,340    Time Warner, Inc.                                                         687
    5,570    Viacom, Inc. "B"*                                                         202
   16,875    Walt Disney Co.                                                           500
                                                                                  --------
                                                                                     1,807
                                                                                  --------
             PUBLISHING (0.2%)
      575    Dow Jones & Co., Inc.                                                      21
    2,280    Gannett Co., Inc.                                                         130
    2,990    McGraw-Hill Companies, Inc.                                               167
      500    New York Times Co. "A"                                                     11
    2,610    Tribune Co.                                                                81
                                                                                  --------
                                                                                       410
                                                                                  --------
             RESTAURANTS (0.3%)
      200    Darden Restaurants, Inc.                                                    7
    4,660    McDonald's Corp.                                                          167
   10,100    Starbucks Corp.*                                                          313
      610    Wendy's International, Inc.                                                39
    2,450    Yum! Brands, Inc.                                                         120
                                                                                  --------
                                                                                       646
                                                                                  --------
             SPECIALIZED CONSUMER SERVICES (0.0%)(f)
    3,270    H&R Block, Inc.                                                            69
                                                                                  --------
             SPECIALTY STORES (0.1%)
    1,900    Office Depot, Inc.*                                                        70
      710    OfficeMax, Inc.                                                            30
    5,110    Staples, Inc.                                                             115
                                                                                  --------
                                                                                       215
                                                                                  --------
             TIRES & RUBBER (0.0%)(f)
    1,700    Goodyear Tire & Rubber Co.*                                                23
                                                                                  --------
             Total Consumer Discretionary                                            9,813
                                                                                  --------
             CONSUMER STAPLES (4.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    5,800    Archer-Daniels-Midland Co.                                                239
                                                                                  --------
             BREWERS (0.2%)
    7,750    Anheuser-Busch Companies, Inc.                                            383
      500    Molson Coors Brewing Co. "B"                                               35
                                                                                  --------
                                                                                       418
                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             DISTILLERS & VINTNERS (0.0%)(f)
      200    Brown-Forman Corp. "B"                                               $     15
    1,890    Constellation Brands, Inc. "A"*                                            52
                                                                                  --------
                                                                                        67
                                                                                  --------
             DRUG RETAIL (0.4%)
    7,850    CVS Corp.                                                                 264
    9,770    Walgreen Co.                                                              483
                                                                                  --------
                                                                                       747
                                                                                  --------
             FOOD RETAIL (0.2%)
    7,240    Kroger Co.                                                                172
    3,950    Safeway, Inc.                                                             122
    1,350    Whole Foods Market, Inc.                                                   73
                                                                                  --------
                                                                                       367
                                                                                  --------
             HOUSEHOLD PRODUCTS (1.2%)
    1,400    Clorox Co.                                                                 84
    4,870    Colgate-Palmolive Co.                                                     291
    4,160    Kimberly-Clark Corp.                                                      264
   25,850    Procter & Gamble Co.                                                    1,600
                                                                                  --------
                                                                                     2,239
                                                                                  --------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    4,300    Costco Wholesale Corp.                                                    201
   13,280    Wal-Mart Stores, Inc.                                                     594
                                                                                  --------
                                                                                       795
                                                                                  --------
             PACKAGED FOODS & MEAT (0.5%)
    1,700    Campbell Soup Co.                                                          64
    4,615    ConAgra Foods, Inc.                                                       110
    3,420    General Mills, Inc.                                                       185
    2,925    H.J. Heinz Co.                                                            122
    1,790    Hershey Co.                                                                97
    1,580    Kellogg Co.                                                                80
    1,200    McCormick & Co., Inc.                                                      44
    7,300    Sara Lee Corp.                                                            121
    2,200    Tyson Foods, Inc. "A"                                                      32
    2,100    Wm. Wrigley Jr. Co.                                                        98
                                                                                  --------
                                                                                       953
                                                                                  --------
             PERSONAL PRODUCTS (0.1%)
      880    Alberto-Culver Co. "B"                                                     43
    4,175    Avon Products, Inc.                                                       120
    1,210    Estee Lauder Companies, Inc. "A"                                           45
                                                                                  --------
                                                                                       208
                                                                                  --------
             SOFT DRINKS (1.0%)
   18,360    Coca-Cola Co.                                                             823
    2,935    Coca-Cola Enterprises, Inc.                                                65
   14,400    PepsiCo, Inc.                                                             940
                                                                                  --------
                                                                                     1,828
                                                                                  --------
             TOBACCO (0.8%)
   16,500    Altria Group, Inc.                                                      1,378
    1,400    Reynolds American, Inc.                                                    91
    1,990    UST, Inc.                                                                 105
                                                                                  --------
                                                                                     1,574
                                                                                  --------
             Total Consumer Staples                                                  9,435
                                                                                  --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             ENERGY (4.9%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    1,770    CONSOL Energy, Inc.                                                  $     65
                                                                                  --------
             INTEGRATED OIL & GAS (3.1%)
   16,700    Chevron Corp.                                                           1,075
   14,625    ConocoPhillips                                                            928
   46,100    Exxon Mobil Corp.                                                       3,119
    2,100    Hess Corp.                                                                 96
    3,520    Marathon Oil Corp.                                                        294
    1,650    Murphy Oil Corp.                                                           81
    8,270    Occidental Petroleum Corp.                                                422
                                                                                  --------
                                                                                     6,015
                                                                                  --------
             OIL & GAS DRILLING (0.1%)
    1,800    Nabors Industries, Inc.*                                                   59
      100    Noble Corp.                                                                 7
    2,330    Transocean, Inc.*                                                         155
                                                                                  --------
                                                                                       221
                                                                                  --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    3,000    Baker Hughes, Inc.                                                        214
    3,100    BJ Services Co.                                                           106
    9,970    Halliburton Co.                                                           325
    1,690    National-Oilwell Varco, Inc.*                                             110
    8,410    Schlumberger Ltd.                                                         516
    3,000    Weatherford International Ltd.*                                           129
                                                                                  --------
                                                                                     1,400
                                                                                  --------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    4,110    Anadarko Petroleum Corp.                                                  193
    3,200    Apache Corp.                                                              209
    2,120    Chesapeake Energy Corp.                                                    67
    4,240    Devon Energy Corp.                                                        265
    2,300    EOG Resources, Inc.                                                       149
    3,480    XTO Energy, Inc.                                                          159
                                                                                  --------
                                                                                     1,042
                                                                                  --------
             OIL & GAS REFINING & MARKETING (0.2%)
    1,300    Sunoco, Inc.                                                               94
    5,475    Valero Energy Corp.                                                       314
                                                                                  --------
                                                                                       408
                                                                                  --------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    6,665    El Paso Corp.                                                              97
    5,700    Williams Companies, Inc.                                                  140
                                                                                  --------
                                                                                       237
                                                                                  --------
             Total Energy                                                            9,388
                                                                                  --------
             FINANCIALS (10.3%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    1,525    Ameriprise Financial, Inc.                                                 70
    7,450    Bank of New York Co., Inc.                                                251
      810    Federated Investors, Inc. "B"                                              27
    3,100    Franklin Resources, Inc.                                                  305
    3,725    Mellon Financial Corp.                                                    139

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    1,790    Northern Trust Corp(g)                                               $    100
      200    T. Rowe Price Group, Inc.                                                   9
                                                                                  --------
                                                                                       901
                                                                                  --------
             CONSUMER FINANCE (0.3%)
   10,000    American Express Co.                                                      525
    2,100    Capital One Financial Corp.                                               154
                                                                                  --------
                                                                                       679
                                                                                  --------
             DIVERSIFIED BANKS (1.2%)
    1,570    Comerica, Inc.                                                             90
   14,390    U.S. Bancorp                                                              461
   12,725    Wachovia Corp.                                                            695
   29,200    Wells Fargo & Co.                                                       1,015
                                                                                  --------
                                                                                     2,261
                                                                                  --------
             INSURANCE BROKERS (0.0%)(f)
    2,900    Marsh & McLennan Companies, Inc.                                           76
                                                                                  --------
             INVESTMENT BANKING & BROKERAGE (1.2%)
    1,150    Bear Stearns Companies, Inc.                                              150
    9,960    Charles Schwab Corp.                                                      162
    1,710    E*TRADE Financial Corp.*                                                   40
    4,000    Goldman Sachs Group, Inc.                                                 595
    3,990    Lehman Brothers Holdings, Inc.                                            255
    5,040    Merrill Lynch & Co., Inc.                                                 370
   10,300    Morgan Stanley                                                            678
                                                                                  --------
                                                                                     2,250
                                                                                  --------
             LIFE & HEALTH INSURANCE (0.7%)
    2,510    AFLAC, Inc.                                                               113
    2,729    Lincoln National Corp.                                                    166
    5,400    MetLife, Inc.                                                             297
      700    Principal Financial Group, Inc.                                            37
   11,000    Prudential Financial, Inc.                                                807
      925    Torchmark Corp.                                                            58
                                                                                  --------
                                                                                     1,478
                                                                                  --------
             MULTI-LINE INSURANCE (0.8%)
   22,915    American International Group, Inc.                                      1,463
      820    Genworth Financial, Inc. "A"                                               28
                                                                                  --------
                                                                                     1,491
                                                                                  --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
   32,900    Bank of America Corp.                                                   1,693
   36,940    Citigroup, Inc.                                                         1,823
   30,600    J.P. Morgan Chase & Co.                                                 1,397
                                                                                  --------
                                                                                     4,913
                                                                                  --------
             PROPERTY & CASUALTY INSURANCE (0.7%)
    3,100    ACE Ltd.                                                                  167
    6,100    Allstate Corp.                                                            354
      900    Ambac Financial Group, Inc.                                                78
    2,950    Chubb Corp.                                                               148
    1,740    Cincinnati Financial Corp.                                                 81
    1,300    MBIA, Inc.                                                                 80
      800    Safeco Corp.                                                               46
    6,950    St. Paul Travelers Companies, Inc.                                        305
      960    XL Capital Ltd. "A"                                                        63
                                                                                  --------
                                                                                     1,322
                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             REGIONAL BANKS (1.0%)
      200    AmSouth Bancorp                                                      $      6
    4,400    BB&T Corp.                                                                188
    1,800    Commerce Bancorp, Inc.                                                     60
    1,100    Compass Bancshares, Inc.                                                   64
    5,400    Fifth Third Bancorp                                                       213
    1,400    First Horizon National Corp.                                               54
    2,400    Huntington Bancshares, Inc.                                                57
    3,725    KeyCorp                                                                   137
      700    M&T Bank Corp.                                                             86
    1,550    Marshall & Ilsley Corp.                                                    72
    5,325    National City Corp.                                                       184
    4,750    North Fork Bancorp., Inc.                                                 130
    2,600    PNC Financial Services Group, Inc.                                        184
    1,770    Regions Financial Corp.                                                    64
    2,700    SunTrust Banks, Inc.                                                      206
    3,105    Synovus Financial Corp.                                                    90
      925    Zions Bancorp                                                              73
                                                                                  --------
                                                                                     1,868
                                                                                  --------
             REITs - DIVERSIFIED (0.1%)
    1,050    Vornado Realty Trust                                                      111
                                                                                  --------
             REITs - INDUSTRIAL (0.1%)
    2,175    ProLogis                                                                  123
                                                                                  --------
             REITs - OFFICE (0.0%)(f)
    2,590    Equity Office Properties Trust                                             96
                                                                                  --------
             REITs - RESIDENTIAL (0.1%)
    1,100    Apartment Investment and Management Co. "A"                                56
    1,875    Archstone-Smith Trust                                                     100
    2,475    Equity Residential Properties Trust                                       123
                                                                                  --------
                                                                                       279
                                                                                  --------
             REITs - RETAIL (0.1%)
    1,650    Simon Property Group, Inc.                                                140
                                                                                  --------
             REITs - SPECIALIZED (0.0%)(f)
      725    Public Storage, Inc.                                                       63
                                                                                  --------
             SPECIALIZED FINANCE (0.1%)
    2,330    Moody's Corp.                                                             143
                                                                                  --------
             THRIFTS & MORTGAGE FINANCE (0.9%)
    4,800    Countrywide Financial Corp.                                               162
    9,230    Fannie Mae                                                                486
    6,670    Freddie Mac                                                               424
    2,360    Golden West Financial Corp.                                               178
    3,591    Sovereign Bancorp, Inc.                                                    75
    8,600    Washington Mutual, Inc.                                                   361
                                                                                  --------
                                                                                     1,686
                                                                                  --------
             Total Financials                                                       19,880
                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HEALTH CARE (6.7%)
             ------------------
             BIOTECHNOLOGY (0.7%)
   11,390    Amgen, Inc.*                                                         $    774
    2,325    Biogen Idec, Inc.*                                                        103
    2,490    Genzyme Corp.*                                                            165
    4,430    Gilead Sciences, Inc.*                                                    281
    2,400    MedImmune, Inc.*                                                           66
                                                                                  --------
                                                                                     1,389
                                                                                  --------
             HEALTH CARE DISTRIBUTORS (0.2%)
    1,510    AmerisourceBergen Corp.                                                    67
    2,900    Cardinal Health, Inc.                                                     195
    1,330    Patterson Companies, Inc.*                                                 41
                                                                                  --------
                                                                                       303
                                                                                  --------
             HEALTH CARE EQUIPMENT (0.8%)
    6,320    Baxter International, Inc.                                                280
    2,310    Becton, Dickinson & Co.                                                   161
    2,380    Biomet, Inc.                                                               78
   11,700    Boston Scientific Corp.*                                                  204
    1,040    C.R. Bard, Inc.                                                            78
    1,610    Hospira, Inc.*                                                             59
    3,390    Medtronic, Inc.                                                           159
    3,530    St. Jude Medical, Inc.*                                                   129
    2,800    Stryker Corp.                                                             135
    2,400    Zimmer Holdings, Inc.*                                                    163
                                                                                  --------
                                                                                     1,446
                                                                                  --------
             HEALTH CARE FACILITIES (0.2%)
    3,970    HCA, Inc.                                                                 196
    2,320    Health Management Associates, Inc. "A"                                     48
      790    Manor Care, Inc.                                                           41
    4,540    Tenet Healthcare Corp.*                                                    36
                                                                                  --------
                                                                                       321
                                                                                  --------
             HEALTH CARE SERVICES (0.4%)
    4,970    Caremark Rx, Inc.                                                         288
       30    Express Scripts, Inc.*                                                      2
    1,295    Laboratory Corp. of America Holdings*                                      89
    2,940    Medco Health Solutions, Inc.*                                             186
    1,660    Quest Diagnostics, Inc.                                                   107
                                                                                  --------
                                                                                       672
                                                                                  --------
             HEALTH CARE SUPPLIES (0.0%)(f)
      540    Bausch & Lomb, Inc.                                                        26
                                                                                  --------
             HEALTH CARE TECHNOLOGY (0.0%)(f)
    2,260    IMS Health, Inc.                                                           62
                                                                                  --------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
    1,780    Applera Corp. - Applied Biosystems Group                                   54
    1,180    Fisher Scientific International, Inc.*                                     92
      500    Millipore Corp.*                                                           32
    1,450    Thermo Electron Corp.*                                                     57
    1,000    Waters Corp.*                                                              43
                                                                                  --------
                                                                                       278
                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.8%)
    8,000    Aetna, Inc.                                                          $    298
    1,150    CIGNA Corp.                                                               130
    1,600    Coventry Health Care, Inc.*                                                87
      850    Humana, Inc.*                                                              52
    9,820    UnitedHealth Group, Inc.                                                  510
    6,590    WellPoint, Inc.*                                                          510
                                                                                  --------
                                                                                     1,587
                                                                                  --------
             PHARMACEUTICALS (3.5%)
   14,090    Abbott Laboratories                                                       686
      700    Allergan, Inc.                                                             80
    1,000    Barr Pharmaceuticals, Inc.*                                                57
   15,070    Bristol-Myers Squibb Co.                                                  328
    9,980    Eli Lilly and Co.                                                         558
    3,160    Forest Laboratories, Inc.*                                                158
   18,695    Johnson & Johnson                                                       1,209
    2,150    King Pharmaceuticals, Inc.*                                                35
   19,375    Merck & Co., Inc.                                                         786
   70,700    Pfizer, Inc.                                                            1,948
   14,190    Schering-Plough Corp.                                                     297
    1,000    Watson Pharmaceuticals, Inc.*                                              26
   13,000    Wyeth                                                                     633
                                                                                  --------
                                                                                     6,801
                                                                                  --------
             Total Health Care                                                      12,885
                                                                                  --------
             INDUSTRIALS (5.0%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
    7,100    Boeing Co.                                                                532
    3,600    General Dynamics Corp.                                                    243
    1,200    Goodrich Corp.                                                             47
    8,000    Honeywell International, Inc.                                             310
      460    L-3 Communications Holdings, Inc.                                          35
    3,100    Lockheed Martin Corp.                                                     256
    3,360    Northrop Grumman Corp.                                                    224
    4,075    Raytheon Co.                                                              192
    8,900    United Technologies Corp.                                                 558
                                                                                  --------
                                                                                     2,397
                                                                                  --------
             AIR FREIGHT & LOGISTICS (0.3%)
    2,625    FedEx Corp.                                                               265
    3,910    United Parcel Service, Inc. "B"                                           274
                                                                                  --------
                                                                                       539
                                                                                  --------
             AIRLINES (0.1%)
    6,790    Southwest Airlines Co.                                                    118
                                                                                  --------
             BUILDING PRODUCTS (0.1%)
    1,600    American Standard Companies, Inc.                                          67
    3,840    Masco Corp.                                                               105
                                                                                  --------
                                                                                       172
                                                                                  --------
             COMMERCIAL PRINTING (0.0%)(f)
    2,090    R.R. Donnelley & Sons Co.                                                  68
                                                                                  --------

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING (0.0%)(f)
      835    Fluor Corp.                                                          $     72
                                                                                  --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    5,355    Caterpillar, Inc.                                                         355
      445    Cummins, Inc.                                                              51
    2,150    Deere & Co.                                                               168
    2,535    PACCAR, Inc.                                                              139
                                                                                  --------
                                                                                       713
                                                                                  --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    9,600    Cendant Corp.                                                              19
      810    Cintas Corp.                                                               30
    1,200    Equifax, Inc.                                                              38
                                                                                  --------
                                                                                        87
                                                                                  --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      825    Cooper Industries Ltd. "A"                                                 67
    3,750    Emerson Electric Co.                                                      308
    1,075    Rockwell Automation, Inc.                                                  61
                                                                                  --------
                                                                                       436
                                                                                  --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    1,950    Allied Waste Industries, Inc.*                                             20
    4,875    Waste Management, Inc.                                                    167
                                                                                  --------
                                                                                       187
                                                                                  --------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    1,240    Monster Worldwide, Inc.*                                                   51
    1,660    Robert Half International, Inc.                                            51
                                                                                  --------
                                                                                       102
                                                                                  --------
             INDUSTRIAL CONGLOMERATES (1.7%)
    1,750    3M Co.                                                                    125
   83,755    General Electric Co.                                                    2,853
      795    Textron, Inc.                                                              67
    9,700    Tyco International Ltd.                                                   254
                                                                                  --------
                                                                                     3,299
                                                                                  --------
             INDUSTRIAL MACHINERY (0.4%)
    2,365    Danaher Corp.                                                             157
    1,950    Dover Corp.                                                                95
    1,455    Eaton Corp.                                                                97
    4,000    Illinois Tool Works, Inc.                                                 175
    3,180    Ingersoll-Rand Co. Ltd. "A"                                               121
    1,790    ITT Industries, Inc.                                                       88
    1,210    Pall Corp.                                                                 33
    1,020    Parker-Hannifin Corp.                                                      75
                                                                                  --------
                                                                                       841
                                                                                  --------
             OFFICE SERVICES & SUPPLIES (0.1%)
    1,060    Avery Dennison Corp.                                                       65
    2,265    Pitney Bowes, Inc.                                                         99
                                                                                  --------
                                                                                       164
                                                                                  --------
             RAILROADS (0.2%)
    2,300    Burlington Northern Santa Fe Corp.                                        154
    3,850    CSX Corp.                                                                 116
    2,325    Union Pacific Corp.                                                       187
                                                                                  --------
                                                                                       457
                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             TRUCKING (0.0%)(f)
      575    Ryder System, Inc.                                                   $     28
                                                                                  --------
             Total Industrials                                                       9,680
                                                                                  --------
             INFORMATION TECHNOLOGY (7.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
    5,800    Adobe Systems, Inc.*                                                      188
    2,200    Autodesk, Inc.*                                                            76
    1,575    Citrix Systems, Inc.*                                                      48
    3,000    Compuware Corp.*                                                           23
    3,540    Intuit, Inc.*                                                             107
    1,100    Parametric Technology Corp.*                                               18
                                                                                  --------
                                                                                       460
                                                                                  --------
             COMMUNICATIONS EQUIPMENT (1.3%)
    1,100    CIENA Corp.*                                                                4
   45,555    Cisco Systems, Inc.*                                                    1,002
    1,900    Comverse Technology, Inc.*                                                 40
   15,040    Corning, Inc.*                                                            334
   16,270    JDS Uniphase Corp.*                                                        37
   16,880    Lucent Technologies, Inc.*                                                 39
   23,980    Motorola, Inc.                                                            561
   13,490    QUALCOMM, Inc.                                                            508
    1,880    Tellabs, Inc.*                                                             19
                                                                                  --------
                                                                                     2,544
                                                                                  --------
             COMPUTER HARDWARE (1.6%)
    7,700    Apple Computer, Inc.*                                                     522
   21,930    Dell, Inc.*                                                               495
   23,010    Hewlett-Packard Co.                                                       841
   13,330    International Business Machines Corp.                                   1,079
    1,625    NCR Corp.*                                                                 57
   33,700    Sun Microsystems, Inc.*                                                   168
                                                                                  --------
                                                                                     3,162
                                                                                  --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   22,830    EMC Corp.*                                                                266
    1,080    Lexmark International, Inc. "A"*                                           60
    3,610    Network Appliance, Inc.*                                                  124
    1,450    QLogic Corp.*                                                              27
    1,380    SanDisk Corp.*                                                             81
                                                                                  --------
                                                                                       558
                                                                                  --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    1,100    Affiliated Computer Services, Inc. "A"*                                    56
    5,560    Automatic Data Processing, Inc.                                           262
    1,600    Computer Sciences Corp.*                                                   76
    1,250    Convergys Corp.*                                                           26
    4,935    Electronic Data Systems Corp.                                             118
    1,295    First Data Corp.                                                           56
    1,700    Fiserv, Inc.*                                                              75
    1,300    SABRE Holdings Corp. "A"                                                   29
                                                                                  --------
                                                                                       698
                                                                                  --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    4,110    Agilent Technologies, Inc.*                                               132
    2,040    Symbol Technologies, Inc.                                                  25
      750    Tektronix, Inc.                                                            21
                                                                                  --------
                                                                                       178
                                                                                  --------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,720    Jabil Circuit, Inc.                                                  $     46
    1,300    Molex, Inc.                                                                48
    2,580    Solectron Corp.*                                                            8
                                                                                  --------
                                                                                       102
                                                                                  --------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    3,000    Electronic Arts, Inc.*                                                    153
                                                                                  --------
             INTERNET SOFTWARE & SERVICES (0.5%)
   11,160    eBay, Inc.*                                                               311
      950    Google, Inc. "A"*                                                         360
   12,600    Yahoo!, Inc.*                                                             363
                                                                                  --------
                                                                                     1,034
                                                                                  --------
             OFFICE ELECTRONICS (0.1%)
    8,900    Xerox Corp.*                                                              132
                                                                                  --------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    4,860    Applied Materials, Inc.                                                    82
    3,600    Freescale Semiconductor, Inc. "B"*                                        111
    1,900    KLA-Tencor Corp.                                                           83
    1,250    Novellus Systems, Inc.*                                                    35
    1,900    Teradyne, Inc.*                                                            27
                                                                                  --------
                                                                                       338
                                                                                  --------
             SEMICONDUCTORS (1.1%)
    4,670    Advanced Micro Devices, Inc.*                                             117
    3,625    Altera Corp.*                                                              73
    3,490    Analog Devices, Inc.                                                      107
    4,420    Broadcom Corp. "A"*                                                       130
   35,980    Intel Corp.                                                               703
    2,930    Linear Technology Corp.                                                   100
    3,830    LSI Logic Corp.*                                                           31
    7,000    Micron Technology, Inc.*                                                  121
    3,260    National Semiconductor Corp.                                               79
    2,950    NVIDIA Corp.*                                                              86
   15,040    Texas Instruments, Inc.                                                   490
    3,320    Xilinx, Inc.                                                               76
                                                                                  --------
                                                                                     2,113
                                                                                  --------
             SYSTEMS SOFTWARE (1.4%)
    1,925    BMC Software, Inc.*                                                        51
    4,400    CA, Inc.                                                                  104
   69,725    Microsoft Corp.                                                         1,791
    3,270    Novell, Inc.*                                                              22
   37,627    Oracle Corp.*                                                             589
    9,980    Symantec Corp.*                                                           186
                                                                                  --------
                                                                                     2,743
                                                                                  --------
             Total Information Technology                                           14,215
                                                                                  --------
             MATERIALS (1.4%)
             ----------------
             ALUMINUM (0.1%)
    7,850    Alcoa, Inc.                                                               224
                                                                                  --------
             CONSTRUCTION MATERIALS (0.0%)(f)
      970    Vulcan Materials Co.                                                       76
                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             DIVERSIFIED CHEMICALS (0.5%)
      800    Ashland Inc.                                                         $     51
    9,290    Dow Chemical Co.                                                          354
    8,100    Du Pont (E.I.) De Nemours & Co.                                           324
      700    Eastman Chemical Co.                                                       37
    1,300    Hercules, Inc.*                                                            20
    1,500    PPG Industries, Inc.                                                       95
                                                                                  --------
                                                                                       881
                                                                                  --------
             DIVERSIFIED METALS & MINING (0.1%)
    1,250    Phelps Dodge Corp.                                                        112
                                                                                  --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    4,200    Monsanto Co.                                                              199
                                                                                  --------
             FOREST PRODUCTS (0.1%)
    1,030    Louisiana-Pacific Corp.                                                    20
    2,400    Weyerhaeuser Co.                                                          149
                                                                                  --------
                                                                                       169
                                                                                  --------
             INDUSTRIAL GASES (0.1%)
    2,135    Air Products & Chemicals, Inc.                                            141
    2,800    Praxair, Inc.                                                             161
                                                                                  --------
                                                                                       302
                                                                                  --------
             METAL & GLASS CONTAINERS (0.0%)(f)
    1,000    Ball Corp.                                                                 41
    1,580    Pactiv Corp.*                                                              42
                                                                                  --------
                                                                                        83
                                                                                  --------
             PAPER PACKAGING (0.1%)
    1,010    Bemis Co., Inc.                                                            33
      780    Sealed Air Corp.                                                           40
    1,060    Temple-Inland, Inc.                                                        47
                                                                                  --------
                                                                                       120
                                                                                  --------
             PAPER PRODUCTS (0.1%)
    4,760    International Paper Co.                                                   166
                                                                                  --------
             SPECIALTY CHEMICALS (0.1%)
    1,650    Ecolab, Inc.                                                               73
      990    International Flavors & Fragrances, Inc.                                   39
    1,105    Rohm & Haas Co.                                                            49
      600    Sigma-Aldrich Corp.                                                        44
                                                                                  --------
                                                                                       205
                                                                                  --------
             STEEL (0.1%)
      750    Allegheny Technologies, Inc.                                               43
    2,250    Nucor Corp.                                                               110
      600    United States Steel Corp.                                                  35
                                                                                  --------
                                                                                       188
                                                                                  --------
             Total Materials                                                         2,725
                                                                                  --------
             TELECOMMUNICATION SERVICES (1.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
   33,665    AT&T, Inc.                                                              1,048
   16,155    BellSouth Corp.                                                           658
    1,400    Centurytel, Inc.                                                           56

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
   NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
    3,150    Citizens Communications Co.                                          $     43
   11,400    Qwest Communications International, Inc.*                                 100
   28,095    Verizon Communications, Inc.                                              988
    3,846    Windstream Corp.                                                           51
                                                                                  --------
                                                                                     2,944
                                                                                  --------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    3,720    Alltel Corp.                                                              202
   10,640    Sprint Nextel Corp.                                                       180
                                                                                  --------
                                                                                       382
                                                                                  --------
             Total Telecommunication Services                                        3,326
                                                                                  --------
             UTILITIES (1.8%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
      900    Allegheny Energy, Inc.*                                                    38
    3,930    American Electric Power Co., Inc.                                         143
    2,080    Entergy Corp.                                                             162
    6,665    Exelon Corp.                                                              406
    3,295    FirstEnergy Corp.                                                         188
    3,870    FPL Group, Inc.                                                           172
      950    Pinnacle West Capital Corp.                                                44
    3,040    PPL Corp.                                                                 106
    5,930    Southern Co.                                                              203
                                                                                  --------
                                                                                     1,462
                                                                                  --------
             GAS UTILITIES (0.0%)(f)
      420    NICOR, Inc.                                                                19
      400    Peoples Energy Corp.                                                       17
                                                                                  --------
                                                                                        36
                                                                                  --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    5,200    AES Corp.*                                                                110
    1,710    Constellation Energy Group, Inc.                                          103
    3,560    Dynegy, Inc. "A"*                                                          22
    4,620    TXU Corp.                                                                 306
                                                                                  --------
                                                                                       541
                                                                                  --------
             MULTI-UTILITIES (0.7%)
    1,650    Ameren Corp.                                                               88
    3,100    CenterPoint Energy, Inc.                                                   45
    2,200    CMS Energy Corp.*                                                          32
      700    Consolidated Edison, Inc.                                                  32
    1,590    Dominion Resources, Inc.                                                  127
    1,780    DTE Energy Co.                                                             74
   12,384    Duke Energy Corp.                                                         371
    1,990    Keyspan Corp.                                                              82
    2,720    NiSource, Inc.                                                             58
    2,200    PG&E Corp.                                                                 92
    2,340    Public Service Enterprise Group, Inc.                                     164
    1,400    Sempra Energy                                                              70
    2,000    Teco Energy, Inc.                                                          32
    2,610    Xcel Energy, Inc.                                                          54
                                                                                  --------
                                                                                     1,321
                                                                                  --------
             Total Utilities                                                         3,360
                                                                                  --------
             Total Blue Chip Stocks (cost: $85,264)                                 94,707
                                                                                  --------

             TOTAL INVESTMENTS (COST: $179,254)                                   $194,910
                                                                                  ========

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USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            5. Repurchase agreements are valued at cost, which approximates market value.

            6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

18

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

            7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2006, were $16,188,000 and $532,000, respectively, resulting in net unrealized appreciation of $15,656,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $192,624,000 at August 31, 2006, and, in total, may not equal 100%.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         GO     General Obligation
         IDA    Industrial Development Authority/Agency
         ISD    Independent School District
         PCRB   Pollution Control Revenue Bond
         PRE    Prerefunded to a date prior to maturity
         RB     Revenue Bond
         SFH    Single-Family Housing
         USD    Unified School District

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Texas Permanent School Fund.

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           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

     (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

     (c) At August 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

     (d) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At August 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $3,524,000, which included when-issued securities of $2,006,000.

     (e) Rate represents the money market fund annualized seven-day yield at August 31, 2006.

     (f) Represents less than 0.1% of net assets.

     (g) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
         (NTI), which is the subadviser of the Fund.

     * Non-income-producing security for the 12 months preceding August 31, 2006.

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

                   TRUSTEES     Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48046-1006                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 24, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.